Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Oriental Culture Holding, LTD.
Entity Central Index Key	0001776067
Entity File Number	001-39734
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 1310
Entity Address, Address Line Two	Tower B
Entity Address, Address Line Three	Harbour View BuildingEastern District
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.165
Trading Symbol	OCG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	98,313,864
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yi Shao
Contact Personnel Email Address	ir@ocgroup.hk
Entity Address, Address Line One	Room 1310
Entity Address, Address Line Two	Tower B
Entity Address, Address Line Three	Harbour View BuildingEastern District
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	(852)
Local Phone Number	3579-5532